FAIR VALUES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans	$ 2,463	$ 5,767
Valuation allowance	234	374
Other real estate owned	1,751	2,628
One-to-four-family
Assets that were measured at fair value on a non-recurring basis:
Valuation allowance	234	235
Multi-family and commercial
Assets that were measured at fair value on a non-recurring basis:
Valuation allowance		139
Non-recurring | Significant Unobservable Inputs (Level 3) | One-to-four-family
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans	201	513
Other real estate owned	412	130
Non-recurring | Significant Unobservable Inputs (Level 3) | Multi-family and commercial
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans	346	526
Other real estate owned	1,299	2,283
Non-recurring | Carrying Value
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans	547	1,413
Valuation allowance	0	374
Additional provision for loan losses	134
Other real estate owned	2,021	2,636
Valuation allowance	310	223
Write-downs	86	13
Non-recurring | Total | One-to-four-family
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans	201	513
Other real estate owned	412	130
Non-recurring | Total | Multi-family and commercial
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans	346	526
Other real estate owned	$ 1,299	$ 2,283